Deposits - Summary of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Demand accounts:
Non-interest bearing, Weighted Average Rate	0.00%	0.00%
Crystal Checking, Weighted Average Rate	0.15%	0.20%
NOW, Weighted Average Rate	0.10%	0.10%
Super NOW, Weighted Average Rate	0.15%	0.20%
Money Market, Weighted Average Rate	0.15%	0.20%
Net demand accounts, Weighted Average Rate	0.10%	0.13%
Savings and club accounts, Weighted Average Rate	0.15%	0.20%
Certificates of deposit, Weighted Average Rate	1.24%	1.36%
Total Deposits, Weighted Average Rate	0.91%	1.05%
Non-interest bearing, Amount	$ 17,101	$ 13,228
Crystal Checking, Amount	13,281	14,428
NOW, Amount	24,550	23,226
Super NOW, Amount	205	216
Money Market, Amount	19,958	19,356
Demand accounts, Total	75,095	70,454
Savings and club accounts, Amount	149,981	127,957
Certificates of deposit, Amount	538,836	565,281
Total Deposits	$ 763,912	$ 763,692
Non-interest bearing, Percent	2.24%	1.73%
Crystal Checking, Percent	1.74%	1.89%
NOW, Percent	3.21%	3.04%
Super NOW, Percent	0.03%	0.03%
Money Market, Percent	2.61%	2.53%
Demand accounts Total, Percent	9.83%	9.22%
Savings and club accounts, Percent	19.63%	16.76%
Certificates of deposit, Percent	70.54%	74.02%
Total Deposits, Percent	100.00%	100.00%